Inventories	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Inventories
6. Inventories

Inventories consist of the following:

	As of December 31,
	2017	2018
	RMB	RMB

Products	375,024	650,271
Packing materials and others	7,004	77

Inventories	382,028	650,348

Inventories write-downs are recorded in cost of products in the consolidated statements of operations, which were RMB38,759, RMB42,313 and RMB38,725 for the years ended December 31, 2016, 2017 and 2018, respectively.